Prospectus Supplement

May 13, 2014

The Universal Institutional Funds, Inc.

Supplement dated May 13, 2014 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2014

Emerging Markets Debt Portfolio (Class I)

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	April 2002

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. The team consists of a portfolio manager, analysts and traders. The member of the team primarily responsible for the day-to-day management of the Portfolio is Eric J. Baurmeister.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997.

Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

Prospectus Supplement

May 13, 2014

The Universal Institutional Funds, Inc.

Supplement dated May 13, 2014 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2014

Emerging Markets Debt Portfolio (Class II)

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	April 2002

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The member of the team primarily responsible for the day-to-day management of the Portfolio is Eric J. Baurmeister.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997.

Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

May 13, 2014

The Universal Institutional Funds, Inc.

Supplement dated May 13, 2014 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2014

Emerging Markets Debt Portfolio

The information with respect to the Emerging Markets Debt Portfolio in the section of the Statement of Additional Information entitled "Portfolio Managers — Other Accounts Managed by the Portfolio Managers at December 31, 2013 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets Debt
Eric J. Baurmeister	6	$1.8 billion	11	$1.9 billion	9(4)	$5.0 billion(4)

(4)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

Portfolio and Portfolio Managers	Portfolio Holdings
Emerging Markets Debt
Eric J. Baurmeister	None*

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Please retain this supplement for future reference.